Schedule of material subsidiaries (Details)	6 Months Ended
Feb. 28, 2022
Frankly Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Frankly Inc.
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Canadian Dollar
UMG Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	UMG Media Ltd.
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Canadian Dollar
Eden Games S. A. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Eden Games S.A
Country of incorporation	France
Proportion of ownership interest in subsidiary	96.00%
Functional currency	Euro
Stream Hatchet S. L. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Stream Hatchet S.L
Country of incorporation	Spain
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Euro
Side Qik Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	SideQik, Inc
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Functional currency	US Dollar
Win View Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	WinView, Inc.
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Functional currency	US Dollar